Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Summary of income tax expense benefit	Significant components of the Company’s tax expense for the nine months ended September 30, 2021 and September 30, 2020, are as follows (in thousands):

	Nine Months Ended September 30
	2021	2020
Current expense
State	14	—
Federal	1,044	—

Subtotal	1,058	—

Deferred tax benefit
State	(18)	—
Federal	(233)	—

Subtotal	(251)	—

Total	807	—

Summary of deferred tax assets and liabilities
Significant components of the Company’s net deferred tax liability as of September 30, 2021 and December 31, 2020, are as follows (in thousands):

	September 30, 2021	December 31, 2020
Deferred tax assets
Net operating losses	68	—
Allowance for bad debts	17	—
Inventory reserves	116	—
Other accruals	8	—
Interest expense limitation	38	—

Total deferred tax assets	247	—

Deferred tax liabilities
Fixed assets	(487)	—
Intangibles	(2,647)	—
Cash-to-accrual adjustments	(122)	—

Total deferred tax liabilities	(3,256)	—

Total net deferred tax liabilities	(3,009)	—